Portfolio of Investments
Columbia Contrarian Core Fund, November 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.6%
Issuer	Shares	Value ($)
Communication Services 11.4%
Entertainment 1.1%
Activision Blizzard, Inc.	780,096	45,713,626
Endeavor Group Holdings, Inc., Class A(a)	1,513,699	42,565,216
Walt Disney Co. (The)(a)	383,714	55,600,158
Total		143,879,000
Interactive Media & Services 7.9%
Alphabet, Inc., Class A(a)	123,959	351,789,444
Alphabet, Inc., Class C(a)	131,619	374,987,796
Meta Platforms, Inc., Class A(a)	859,513	278,877,588
Total		1,005,654,828
Media 1.3%
Comcast Corp., Class A	3,412,403	170,551,902
Wireless Telecommunication Services 1.1%
T-Mobile USA, Inc.(a)	1,229,220	133,751,428
Total Communication Services		1,453,837,158
Consumer Discretionary 9.8%
Hotels, Restaurants & Leisure 1.4%
McDonald’s Corp.	718,096	175,646,281
Internet & Direct Marketing Retail 5.6%
Amazon.com, Inc.(a)	180,575	633,289,165
eBay, Inc.	1,127,267	76,045,432
Total		709,334,597
Specialty Retail 1.6%
Gap, Inc. (The)	2,592,451	42,853,215
Lowe’s Companies, Inc.	488,582	119,502,271
Ulta Beauty, Inc.(a)	114,271	43,874,351
Total		206,229,837
Textiles, Apparel & Luxury Goods 1.2%
Tapestry, Inc.	2,870,015	115,145,002
Under Armour, Inc., Class A(a)	1,886,698	44,507,206
Total		159,652,208
Total Consumer Discretionary		1,250,862,923
Consumer Staples 4.5%
Food & Staples Retailing 1.8%
Sysco Corp.	3,353,711	234,893,918
Common Stocks (continued)
Issuer	Shares	Value ($)
Food Products 1.4%
Mondelez International, Inc., Class A	2,961,346	174,541,733
Tobacco 1.3%
Philip Morris International, Inc.	1,890,055	162,431,327
Total Consumer Staples		571,866,978
Energy 3.0%
Oil, Gas & Consumable Fuels 3.0%
Canadian Natural Resources Ltd.	2,620,863	106,983,628
Chevron Corp.	1,591,074	179,584,522
EOG Resources, Inc.	1,139,725	99,156,075
Total		385,724,225
Total Energy		385,724,225
Financials 10.8%
Banks 3.6%
Bank of America Corp.	5,445,234	242,149,556
JPMorgan Chase & Co.	1,389,751	220,734,152
Total		462,883,708
Capital Markets 2.9%
BlackRock, Inc.	141,669	128,155,194
Morgan Stanley	749,293	71,047,962
State Street Corp.	1,921,304	170,938,417
Total		370,141,573
Consumer Finance 0.6%
American Express Co.	490,664	74,728,127
Diversified Financial Services 2.4%
Berkshire Hathaway, Inc., Class B(a)	1,116,917	309,039,765
Insurance 1.3%
Aon PLC, Class A	216,281	63,969,431
Willis Towers Watson PLC	417,188	94,217,738
Total		158,187,169
Total Financials		1,374,980,342
Columbia Contrarian Core Fund | First Quarter Report 2021	1

Portfolio of Investments   (continued)
Columbia Contrarian Core Fund, November 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 12.6%
Biotechnology 2.0%
Biogen, Inc.(a)	166,041	39,142,505
BioMarin Pharmaceutical, Inc.(a)	1,064,135	91,824,209
Vertex Pharmaceuticals, Inc.(a)	654,973	122,440,653
Total		253,407,367
Health Care Equipment & Supplies 4.6%
Abbott Laboratories	1,682,598	211,620,350
Baxter International, Inc.	1,116,595	83,264,489
Dentsply Sirona, Inc.	2,036,825	99,274,851
Medtronic PLC	1,514,412	161,587,761
Stryker Corp.	104,516	24,731,621
Total		580,479,072
Health Care Providers & Services 2.3%
Anthem, Inc.	320,047	130,012,693
CVS Health Corp.	1,771,994	157,813,785
Total		287,826,478
Pharmaceuticals 3.7%
Eli Lilly & Co.	747,072	185,303,739
Johnson & Johnson	1,877,731	292,794,595
Total		478,098,334
Total Health Care		1,599,811,251
Industrials 8.5%
Aerospace & Defense 2.6%
Raytheon Technologies Corp.	4,159,158	336,559,065
Airlines 1.0%
Southwest Airlines Co.(a)	2,916,408	129,488,515
Building Products 0.7%
Carrier Global Corp.	1,593,540	86,242,385
Industrial Conglomerates 1.1%
Honeywell International, Inc.	671,065	135,716,186
Machinery 0.9%
Stanley Black & Decker, Inc.	621,324	108,582,582
Road & Rail 2.2%
Common Stocks (continued)
Issuer	Shares	Value ($)
Uber Technologies, Inc.(a)	4,097,885	155,719,630
Union Pacific Corp.	550,154	129,638,289
Total		285,357,919
Total Industrials		1,081,946,652
Information Technology 32.5%
Communications Equipment 1.3%
Cisco Systems, Inc.	2,895,698	158,800,078
Electronic Equipment, Instruments & Components 2.2%
TE Connectivity Ltd.	1,855,729	285,652,365
IT Services 5.0%
Akamai Technologies, Inc.(a)	460,572	51,906,464
Fidelity National Information Services, Inc.	1,026,343	107,252,844
Global Payments, Inc.	529,294	63,007,158
MasterCard, Inc., Class A	789,847	248,738,617
PayPal Holdings, Inc.(a)	483,369	89,370,094
Visa, Inc., Class A	400,332	77,572,332
Total		637,847,509
Semiconductors & Semiconductor Equipment 5.1%
GlobalFoundries, Inc.(a)	887,603	61,457,632
Lam Research Corp.	223,132	151,696,290
Marvell Technology, Inc.	1,296,425	92,266,567
Micron Technology, Inc.	687,474	57,747,816
NVIDIA Corp.	870,032	284,291,656
Total		647,459,961
Software 12.6%
Adobe, Inc.(a)	308,087	206,372,077
Autodesk, Inc.(a)	436,636	110,988,505
Intuit, Inc.	222,768	145,311,567
Microsoft Corp.	2,855,185	943,895,609
Palo Alto Networks, Inc.(a)	355,746	194,571,717
Total		1,601,139,475
Technology Hardware, Storage & Peripherals 6.3%
Apple, Inc.	4,860,343	803,414,698
Total Information Technology		4,134,314,086

2	Columbia Contrarian Core Fund | First Quarter Report 2021

Portfolio of Investments   (continued)
Columbia Contrarian Core Fund, November 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 3.3%
Chemicals 2.8%
Air Products & Chemicals, Inc.	121,338	34,877,395
Corteva, Inc.	2,586,307	116,383,815
International Flavors & Fragrances, Inc.	891,644	126,765,027
Nutrien Ltd.	1,119,981	74,053,144
Total		352,079,381
Metals & Mining 0.5%
Newmont Corp.	1,125,653	61,820,863
Total Materials		413,900,244
Real Estate 0.7%
Equity Real Estate Investment Trusts (REITS) 0.7%
American Tower Corp.	361,140	94,792,027
Total Real Estate		94,792,027
Utilities 1.5%
Electric Utilities 1.1%
American Electric Power Co., Inc.	1,790,335	145,106,652
Common Stocks (continued)
Issuer	Shares	Value ($)
Multi-Utilities 0.4%
Public Service Enterprise Group, Inc.	837,343	52,325,564
Total Utilities		197,432,216
Total Common Stocks (Cost $7,086,579,496)		12,559,468,102

Money Market Funds 1.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.078%(b),(c)	150,205,358	150,190,337
Total Money Market Funds (Cost $150,190,312)		150,190,337
Total Investments in Securities (Cost: $7,236,769,808)		12,709,658,439
Other Assets & Liabilities, Net		21,992,152
Net Assets		12,731,650,591

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2021.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.078%
	101,164,946	698,797,276	(649,771,886)	1	150,190,337	—	26,742	150,205,358
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Contrarian Core Fund | First Quarter Report 2021	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT133_08_M01_(01/22)